Significant Accounting Judgments, Estimates and Assumptions - Investment in associate - Purchase Price Allocation (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [line items]
Percentage of ownership interest in associate	34.80%
Zenlabs
Disclosure of associates [line items]
Percentage of ownership interest in associate	34.80%
Hypothetical royalty rate	0.93%
Technology portfolio | Zenlabs
Disclosure of associates [line items]
Useful life of intangible assets	15 years
Brand asset | Zenlabs
Disclosure of associates [line items]
Useful life of intangible assets	15 years